Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Fair Value of Option Granted was Estimated on the Date of Grant Using the Binominal Option- Pricing Model

The fair value of option granted was estimated on the date of grant using the binominal option- pricing model with the following assumptions used for grants during the applicable periods:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Risk-free interest rate	1.74%	3.54%	3.85% - 4.49%
Volatility	109.99%	102.39%	50.78% - 51.43%
Dividend yield	—	—	—
Life of options (in years)	10	10	10
Fair value of underlying ordinary shares	979.08	54.21	8.84 - 28.26

Schedule of Options Activities

A summary of options activities during the years ended December 31, 2023 and 2024 is presented below:

	Number of options*	Weighted average exercise price USD*	Weighted average grant date fair value RMB*	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2022	24,529	0.0504	9,400.37	6.93	3,028
Granted	37,494	0.0025	54.21
Exercised	(18,332)	0.0504	54.21
Forfeited	(325)	0.0504	4,504.06
Options outstanding at December 31, 2023	43,366	0.0504	5,289.26	7.45	1,116
Granted	1,900,000	0.00021	17.37
Exercised	(1,387,682)	0.00021	20.01
Forfeited	(3,598)	0.00441	684.41
Options outstanding at December 31, 2024	552,086	0.00132	419.51	9.59	4,652
Options vested and expected to vest as of December 31, 2024	552,086	0.00132	419.51	9.59	4,652

Schedule of the Fair Values of the Options Granted

The fair values of the options granted for the years ended December 31, 2023 and 2024 are as follows:

	For the years ended December 31,
	2023	2024
	RMB	RMB
Weighted average grant date fair value of option per share*	54.21	17.37
Aggregate grant date fair value of options	2,037	33,009

Schedule of Share-Based Compensation Expense

Total share-based compensation expense of the above-mentioned incentive plan for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the year ended December 31,
	2022	2023	2024
Cost of revenue	12,377	887	(4,119)
Selling and marketing	6,840	1,572	—
General and administrative	24,499	23,263	15,452
Total share-based compensation expense	43,716	25,722	11,333